FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6707


                    Narragansett Insured Tax-Free Income Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2007





Item 1. Schedule of Investments.



                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

---------------------------------------------------------------------------------------------------------------  ------------
    Principal Amount       General Obligation Bonds (43.9%)                              Ratings Moody's, S&P      Value (a)
                                                                                               or Fitch
------------------------- ------------------------------------------------------------- -----------------------  ------------

                          Coventry, Rhode Island
       $ 550,000          5.000%, 11/01/16 AMBAC Insured                                     Aaa+/AAA+++          $   579,629
        550,000           5.000%, 11/01/17 AMBAC Insured                                     Aaa+/AAA+++              576,015

                           Cranston, Rhode Island
        500,000           5.450%, 11/15/11 FGIC Insured                                       Aaa+/AAA++              524,770
       1,000,000          4.250%, 04/01/18 MBIA Insured                                       Aaa+/AAA++            1,011,380
       1,000,000          4.250%, 04/01/19 MBIA Insured                                       Aaa+/AAA++            1,005,670
       1,000,000          4.300%, 04/01/20 MBIA Insured                                       Aaa+/AAA++            1,004,240
       1,500,000          4.500%, 04/01/26 MBIA Insured                                       Aaa+/AAA++            1,498,125

                           Cumberland, Rhode Island
        250,000            4.000%, 02/01/14 FGIC Insured                                      Aaa+/AAA++              253,588
        250,000            4.000%, 02/01/15 FGIC Insured                                      Aaa+/AAA++              252,863
        500,000            5.000%, 08/01/15 MBIA Insured                                      Aaa+/AAA++              515,135
        250,000            4.000%, 02/01/16 FGIC Insured                                      Aaa+/AAA++              252,020
        250,000            4.100%, 02/01/17 FGIC Insured                                      Aaa+/AAA++              252,253
        250,000            4.150%, 02/01/18 FGIC Insured                                      Aaa+/AAA++              251,773
       1,255,000           5.000%, 10/01/18 MBIA Insured                                      Aaa+/AAA++            1,306,079
       1,040,000           5.200%, 10/01/21 MBIA Insured                                      Aaa+/AAA++            1,087,601

                          Lincoln, Rhode Island
       2,000,000          4.500%, 08/01/26 MBIA Insured                                      Aaa+/AAA+++            1,997,360

                          New Shoreham, Rhode Island
        245,000           4.000%, 11/15/15 AMBAC Insured                                      Aaa+/AAA++              247,592
        255,000           4.250%, 11/15/16 AMBAC Insured                                      Aaa+/AAA++              259,924
        270,000           4.250%, 11/15/17 AMBAC Insured                                      Aaa+/AAA++              274,209
        910,000           4.800%, 04/15/18 AMBAC Insured                                      Aaa+/AAA++              939,894
        285,000           4.500%, 11/15/18 AMBAC Insured                                      Aaa+/AAA++              292,188
       1,105,000          5.000%, 04/15/22 AMBAC Insured                                      Aaa+/AAA++            1,151,311

                           Newport, Rhode Island
       1,000,000           4.500%, 11/01/15 AMBAC Insured                                    Aaa+/AAA+++            1,035,910
       1,000,000           4.750%, 11/01/18 AMBAC Insured                                    Aaa+/AAA+++            1,037,590
        800,000            5.000%, 11/01/20 AMBAC Insured                                    Aaa+/AAA+++              835,376

                           North Kingstown, Rhode Island
        500,000            3.750%, 10/01/12 FGIC Insured                                      Aaa+/AAA++              503,400

                           North Providence, Rhode Island
        500,000            4.700%, 09/15/14 FSA Insured                                       Aaa+/AAA++              518,210
        500,000            3.650%, 10/15/14 FSA Insured                                       Aaa+/AAA++              498,460
        500,000            3.750%, 10/15/15 FSA Insured                                       Aaa+/AAA++              498,280

                           Pawtucket, Rhode Island
        600,000            4.300%, 09/15/09 AMBAC Insured                                    Aaa+/AAA+++              608,964
        250,000            4.400%, 09/15/10 AMBAC Insured                                    Aaa+/AAA+++              255,968
        910,000            4.000%, 04/15/14 AMBAC Insured                                    Aaa+/AAA+++              921,284

                           Providence, Rhode Island
        700,000            5.500%, 01/15/11 FSA Insured                                       Aaa+/AAA++              707,210
       1,000,000           5.000%, 01/15/16 FGIC Insured                                      Aaa+/AAA++            1,053,420
       1,000,000           5.000%, 01/15/17 FGIC Insured                                      Aaa+/AAA++            1,053,420
       1,000,000           5.000%, 01/15/18 FGIC Insured                                      Aaa+/AAA++            1,053,420

                           Rhode Island Consolidated Capital Development Loan
       1,000,000           5.125%, 07/15/11 FGIC Insured                                      Aaa+/AAA++            1,021,660
       1,000,000           5.000%, 09/01/14 Series A FGIC Insured                             Aaa+/AAA++            1,023,450
       1,500,000           5.000%, 09/01/15 FGIC Insured                                      Aaa+/AAA++            1,535,175
       1,500,000           4.750%, 09/01/17 Series A FGIC Insured                             Aaa+/AAA++            1,531,845

                           South Kingstown, Rhode Island
        500,000            5.500%, 06/15/12 FGIC Insured                                     Aaa+/AAA+++              529,810

                           State of Rhode Island
       1,000,000          5.250%, 11/01/11 Series C MBIA Insured                              Aaa+/AAA++            1,063,590
       2,000,000          5.000%, 08/01/12 Series B MBIA Insured                              Aaa+/AAA++            2,122,980
       1,000,000          5.000%, 06/01/14 Series B FGIC Insured                              Aaa+/AAA++            1,045,480
       4,000,000          5.000%, 08/01/14 FGIC Insured                                       Aaa+/AAA++            4,189,640
       2,000,000          5.000%, 08/01/15 Series B FGIC Insured                              Aaa+/AAA++            2,086,820
       2,000,000          4.500%, 02/01/17 MBIA Insured                                       Aaa+/AAA++            2,060,960
       2,000,000          5.250%, 11/01/17 FGIC Insured                                       Aaa+/AAA++            2,153,760
       2,500,000          5.000%, 09/01/18 MBIA Insured                                       Aaa+/AAA++            2,621,200
       2,000,000          5.000%, 09/01/19 MBIA Insured                                       Aaa+/AAA++            2,092,280
       1,500,000          5.000%, 09/01/20 MBIA Insured                                       Aaa+/AAA++            1,565,325

                            Warwick, Rhode Island
        665,000            4.250%, 07/15/14 AMBAC Insured                                     Aaa+/AAA++              680,867
        195,000            5.600%, 08/01/14 FSA Insured                                       Aaa+/AAA++              199,066
        700,000            4.375%, 07/15/15 AMBAC Insured                                     Aaa+/AAA++              718,340
        770,000            4.600%, 07/15/17 AMBAC Insured                                     Aaa+/AAA++              792,931
       1,000,000           5.000%, 03/01/18 FGIC Insured                                      Aaa+/AAA++            1,024,310
        905,000            4.250%, 01/15/18 XLCA Insured                                      Aaa+/AAA++              918,222
        810,000            4.700%, 07/15/18 AMBAC Insured                                     Aaa+/AAA++              835,483
       1,000,000           5.000%, 01/15/19 FGIC Insured                                      Aaa+/AAA++            1,044,860
        855,000            4.750%, 07/15/19 AMBAC Insured                                     Aaa+/AAA++              879,992
        500,000            5.000%, 01/15/20 FGIC Insured                                      Aaa+/AAA++              522,115

                           West Warwick, Rhode Island
        500,000            4.875%, 03/01/16 AMBAC Insured                                    Aaa+/AAA+++              521,005
        670,000            5.000%, 03/01/17 AMBAC Insured                                    Aaa+/AAA+++              702,073
        700,000            5.050%, 03/01/18 AMBAC Insured                                    Aaa+/AAA+++              735,203
        735,000            5.100%, 03/01/19 AMBAC Insured                                    Aaa+/AAA+++              771,316

                          Westerly, Rhode Island
        900,000           4.000%, 07/01/17 MBIA Insured                                       Aaa+/AAA++              909,900
        900,000           4.000%, 07/01/18 MBIA Insured                                       Aaa+/AAA++              903,915

                          Woonsocket, Rhode Island
        655,000           4.450%, 12/15/12 FGIC Insured                                      Aaa+/AAA+++              670,858
        685,000           4.550%, 12/15/13 FGIC Insured                                      Aaa+/AAA+++              704,050

                                                                                                               ---------------
                              Total General Obligation Bonds                                                       66,293,012
                                                                                                               ---------------

                           Revenue Bonds (54.8%)
                          -------------------------------------------------------------

                           Development Revenue Bonds (8.5%)
                          -------------------------------------------------------------

                           Providence Rhode Island Redevelopment Agency
                           Revenue Refunding Public Safety Building Project
       1,925,000           5.200%, 04/01/11 AMBAC Insured (pre-refunded)                     Aaa+/AAA+++            2,015,937

                          Rhode Island Convention Center Authority Revenue
                            Refunding
        925,000            5.000%, 05/15/10 Series 1993 B MBIA Insured                        Aaa+/AAA++              958,430

                          Rhode Island Public Building Authority State Public
                           Projects
       1,000,000           5.250%, 02/01/09 Series 1998 A AMBAC Insured                       Aaa+/AAA++            1,015,550

                          Rhode Island State Economic Development Corp.,
                            Airport Revenue
       1,000,000           5.000%, 07/01/18 Series B FSA Insured                              Aaa+/AAA++            1,017,430

                          Rhode Island State Economic Development Corp., Airport
                            Revenue Refunding
       1,670,000           5.000%, 07/01/13 Series C MBIA Insured                             Aaa+/AAA++            1,776,880

                          Rhode Island State Economic Development Corp., Motor
                           Fuel Tax Revenue (Rhode
                          Island Department of Transportation)
       1,000,000          4.000%, 06/15/15 Series A AMBAC Insured                             Aaa+/AAA++            1,011,650
       1,000,000          4.000%, 06/15/18 Series 2006A AMBAC Insured                         Aaa+/AAA++              996,500

                           Rhode Island State Economic Development Corp.,
                            (Rhode Island Airport Corp.
                          Intermodal Facility Project)
       1,000,000          4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured         Aaa+/AAA++            1,006,490

                           Rhode Island State Economic Development Corp.,
                           University of Rhode Island
        750,000            4.800%, 11/01/11 Series 1999 FSA Insured                            Aaa+/NR                772,980
        750,000            4.900%, 11/01/12 Series 1999 FSA Insured                            Aaa+/NR                775,073
        750,000            4.900%, 11/01/13 Series 1999 FSA Insured                            Aaa+/NR                775,988
        750,000            5.000%, 11/01/14 Series 1999 FSA Insured                            Aaa+/NR                778,545

                                                                                                               ---------------
                           Total Development Revenue Bonds                                                         12,901,453
                                                                                                               ---------------

                           Higher Education Revenue Bonds (30.5%)
                          -------------------------------------------------------------

                           Providence, Rhode Island Public Building Authority,
                            School Projects
        500,000            5.500%, 12/15/14 Series 1996 B MBIA Insured                        Aaa+/AAA++              506,845
        500,000            5.500%, 12/15/15 Series 1996 B MBIA Insured                        Aaa+/AAA++              506,845
       1,000,000           5.250%, 12/15/14 Series 1998 FSA Insured                           Aaa+/AAA++            1,038,070
        500,000            5.000%, 12/15/09 Series 1999 A AMBAC Insured                       Aaa+/AAA++              515,725
       1,395,000           4.000%, 12/15/12 Series 2003 A MBIA Insured                        Aaa+/AAA++            1,421,184
       1,450,000           4.000%, 12/15/13 Series 2003 A MBIA Insured                        Aaa+/AAA++            1,475,839
       1,505,000           4.000%, 12/15/14 Series 2003 A MBIA Insured                        Aaa+/AAA++            1,526,115
       1,570,000           4.000%, 12/15/15 Series 2003 A MBIA Insured                        Aaa+/AAA++            1,586,830
       1,630,000           4.000%, 12/15/16 Series 2003 A MBIA Insured                        Aaa+/AAA++            1,642,111

                           Providence, Rhode Island Public Building School & Public
                             Facilities Project
       1,500,000           5.250%, 12/15/17 AMBAC Insured                                     Aaa+/AAA++            1,575,300
       1,000,000           5.250%, 12/15/19 AMBAC Insured                                     Aaa+/AAA++            1,048,240

                           Rhode Island Health & Education Building Corp., Brown
                            University
       2,000,000           5.250%, 09/01/17 Series 1993 MBIA Insured                          Aaa+/AAA++            2,107,380

                           Rhode Island Health & Education Building Corp., Bryant
                            College
                                                                                                                            -
       1,000,000           5.125%, 06/01/19 AMBAC Insured                                     Aaa+/AAA++            1,046,490
        230,000            5.000%, 12/01/21 AMBAC Insured                                     Aaa+/AAA++              238,278

                           Rhode Island Health & Education Building Corp., Higher
                             Educational Facilities
       1,010,000           3.625%, 09/15/14 Series 2003 B MBIA Insured                        Aaa+/AAA++              999,274
       1,050,000           4.000%, 09/15/15 Series 2003 B MBIA Insured                        Aaa+/AAA++            1,057,172
       1,040,000           4.000%, 09/15/16 Series 2003 B MBIA Insured                        Aaa+/AAA++            1,043,266
        600,000            3.625%, 09/15/14 Series 2003 C MBIA Insured                        Aaa+/AAA++              593,628
        500,000            4.000%, 09/15/15 Series 2003 C MBIA Insured                        Aaa+/AAA++              503,415
        500,000            4.000%, 09/15/16 Series 2003 C MBIA Insured                        Aaa+/AAA++              501,570

                           Rhode Island Health & Education Building Corp.,
                             Johnson & Wales University
        465,000            5.500%, 04/01/15 Series 1999 A MBIA Insured                        Aaa+/AAA++              517,736
        900,000            5.500%, 04/01/16 Series 1999 A MBIA Insured                        Aaa+/AAA++            1,008,801
        785,000            5.500%, 04/01/17 Series 1999 A MBIA Insured                        Aaa+/AAA++              883,863
       1,360,000           4.000%, 04/01/12 Series 2003 XLCA Insured                          Aaa+/AAA++            1,380,128
       3,210,000           4.000%, 04/01/13 Series 2003 XLCA Insured                          Aaa+/AAA++            3,262,259
       2,000,000           4.000%, 04/01/14 Series 2003 XLCA Insured                          Aaa+/AAA++            2,024,620

                            Rhode Island Health & Education Building Corp.,
                             Rhode Island School of Design
        505,000           4.700%, 06/01/18 Series 2001 MBIA Insured                           Aaa+/AAA++              523,503
        280,000           4.750%, 06/01/19 Series 2001 MBIA Insured                           Aaa+/AAA++              289,526

                           Rhode Island Health & Education Building Corp.,
                            Roger Williams University
        500,000            5.125%, 11/15/11 AMBAC Insured                                     Aaa+/AAA++              517,975
       1,000,000           5.125%, 11/15/14 Series 1996 S AMBAC Insured                       Aaa+/AAA++            1,035,160
       1,000,000           5.000%, 11/15/18 Series 1996 S AMBAC Insured                       Aaa+/AAA++            1,031,690

                           Rhode Island Health & Educational Building Corp.,
                             University of Rhode Island
        800,000            5.000%, 09/15/23 Series 2003 C Refunding MBIA Insured              Aaa+/AAA++              831,664
       1,200,000           4.000%, 09/15/11 Series 2005 G AMBAC Insured                       Aaa+/AAA++            1,219,272
       1,200,000           4.125%, 09/15/12 Series 2005 G AMBAC Insured                       Aaa+/AAA++            1,228,308
       1,200,000           4.125%, 09/15/13 Series 2005 G AMBAC Insured                       Aaa+/AAA++            1,230,864
       1,000,000           4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured             Aaa+/AAA++              998,710

                           Rhode Island Health & Education Facilities Authority
                            Providence College
       1,000,000           4.250%, 11/01/14 XLCA Insured                                      Aaa+/AAA++            1,026,920
       2,500,000           4.375%, 11/01/15 XLCA Insured                                      Aaa+/AAA++            2,560,925
       2,500,000           4.500%, 11/01/16 XLCA Insured                                      Aaa+/AAA++            2,581,775
       1,000,000           4.500%, 11/01/17 XLCA Insured                                      Aaa+/AAA++            1,026,170

                                                                                                               ---------------
                           Total Higher Education Revenue Bonds                                                    46,113,446
                                                                                                               ---------------

                           Housing Revenue Bonds (0.7%)
                          -------------------------------------------------------------

                           Rhode Island Housing & Mortgage Finance Corp.
                            Homeowner Opportunity
       1,000,000           3.750%, 10/01/13 Series 50-A MBIA Insured                         AAA++/AAA+++             992,580
                                                                                                               ---------------

                           Pollution Control Revenue Bonds (4.4%)
                          -------------------------------------------------------------

                           Rhode Island Clean Water Finance Agency, Water Pollution
                           Control Bonds
       1,800,000           5.000%, 10/01/18 Series 2002 B MBIA Insured                        Aaa+/AAA++            1,879,092
       4,765,000           4.375%, 10/01/21 Series 2002 B MBIA Insured                        Aaa+/AAA++            4,791,541

                                                                                                               ---------------
                           Total Pollution Control Revenue Bonds                                                    6,670,633
                                                                                                               ---------------

                           Water and Sewer Revenue Bonds (9.0%)
                          -------------------------------------------------------------

                           Bristol County, Rhode Island Water Authority
        750,000            5.250%, 07/01/17 Series 1997 A MBIA Insured                        Aaa+/AAA++              758,370
       1,000,000           3.500%, 12/01/13 Series 2004 Refunding A MBIA Insured              Aaa+/AAA++              992,300
       1,000,000           3.500%, 12/01/14 Series 2004 Refunding A MBIA Insured              Aaa+/AAA++              987,480

                           Kent County, Rhode Island Water Authority
        500,000            4.000%, 07/15/12  Series 2002 A MBIA Insured                       Aaa+/AAA++              508,695
       1,055,000           4.150%, 07/15/14  Series 2002 A MBIA Insured                       Aaa+/AAA++            1,075,594

                           Rhode Island Clean Water Protection Finance Agency
        300,000            5.400%, 10/01/09 1993 Series 1993 A MBIA Insured                   Aaa+/AAA++              310,596
        500,000            4.500%, 10/01/11 1993 Series 1993 B AMBAC Insured                  Aaa+/AAA++              507,430
       1,000,000           5.125%, 10/01/11 Series 1999 C MBIA Insured                        Aaa+/AAA++            1,028,510
        500,000            4.600%, 10/01/13 Series A AMBAC Insured                            Aaa+/AAA++              509,345
        500,000            4.750%, 10/01/14 Series A AMBAC Insured                            Aaa+/AAA++              510,970
       1,250,000           5.400%, 10/01/15 Series A MBIA Insured                             Aaa+/AAA++            1,345,450
       2,000,000           4.750%, 10/01/18 Series A AMBAC Insured                            Aaa+/AAA++            2,036,160
        500,000            4.750%, 10/01/20 Series A AMBAC Insured                            Aaa+/AAA++              506,735

                           Rhode Island Water Resources Board Public Drinking
                             Water Protection
       1,500,000           4.000%, 03/01/14 MBIA Insured                                      Aaa+/AAA++            1,518,120
       1,000,000           4.250%, 03/01/15 MBIA Insured                                      Aaa+/AAA++            1,021,760

                                                                                                               ---------------
                           Total Water and Sewer Revenue Bonds                                                     13,617,515
                                                                                                               ---------------

                           Other Revenue Bonds (1.7%)
                          -------------------------------------------------------------

                           State of Rhode Island Certificates of Participation,
                             Howard Center Improvements
        400,000            5.250%, 10/01/10 MBIA Insured                                      Aaa+/AAA++              404,496
        200,000            5.375%, 10/01/16 MBIA Insured                                      Aaa+/AAA++              202,268

                           State of Rhode Island Depositors Economic Protection Corp.
        500,000            6.000%, 08/01/17 Series 1992 B MBIA Insured                        Aaa+/AAA++              542,130
        300,000            5.800%, 08/01/09 Series 1993 B MBIA Insured                        Aaa+/AAA++              312,315
       1,045,000           5.250%, 08/01/21 Series 1993 B MBIA Insured ETM
                                (pre-refunded)                                                Aaa+/AAA++            1,100,249

                                                                                                               ---------------
                           Total Other Revenue Bonds                                                                2,561,458
                                                                                                               ---------------

                           Total Revenue Bonds                                                                     82,857,085
                                                                                                               ---------------

                           Total Investments (cost $146,068,751-note b)                                  98.7%    149,150,097


                           Other assets less liabilities                                                  1.3      1,967,600
                                                                                                          ---- --------------

                           Net Assets                                                                   100.0%   $151,117,697
                                                                                                        ======
                                                                                                               ===============

                          Rating Services:
                          +Moody's Investors Service
                          ++Standard & Poor's
                          +++ Fitch
                          NR - Not rated by two of the three ratings services

                          Portfolio Distribution By Quality Rating (unaudited)

                          Aaa of Moody's or AAA of S&P or Fitch                                         100%

                                                     PORTFOLIO ABBREVIATIONS:

                          AMBAC - American Municipal Bond Assurance Corp.
                          CIFG      -CDC IXIS Financial Guaranty
                          ETM      - Escrowed to Maturity
                          FGIC     - Financial Guaranty Insurance Co.
                          FSA       - Financial Security Assurance
                          MBIA     - Municipal Bond Investors Assurance
                          XLCA     - XL Capital Assurance



                             See accompanying notes
                            to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $146,061,587 amounted to $3,088,510, which consisted of aggregate gross unrealized appreciation of $3,310,422 and aggregate gross unrealized depreciation of $221,912.





Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).






                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      November 26, 2007



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 26, 2007